UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Algebris Investments (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2WE
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           England
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Form 13F File Number:      028-12922
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
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Title:     Head of Compliance
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Phone:     +44 20 7440 2330
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Signature, Place, and Date of Signing:

        /s/ Angus Milne                London, England        February 17, 2009
       ------------------------   -------------------------   -----------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              6
                                               -------------

Form 13F Information Table Value Total:           135,247
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                  FORM 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2        COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- -----------------  --------- -------- -----------------  ---- -------- -------------------------
                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   RN  CALL  DISCRETION MANAGERS   SOLE     SHARED NONE
---------------------------- -----------------  --------- --------  ---------- --- ----  ---------- -------- ---------- ------ ----

NATIONAL CITY CORP             NOTE 4.000% 2/0  635405AW3  27,300   30,000,000  SH          SOLE             30,000,000
AMBAC FINL GROUP INC           COM              023139108   1,755    1,350,000  SH          SOLE              1,350,000
HARTFORD FINL SVCS GROUP INC   COM              416515104   9,195      560,000  SH          SOLE                560,000
MBIA INC                       COM              55262C100   4,965    1,220,000  SH          SOLE              1,220,000
SPDR SERIES TRUST              SPDR KBW INS ETF 78464A789  18,223      660,000  SH          SOLE                660,000
SOVEREIGN BANCORP INC          COM              845905108  73,809   24,768,216  SH          SOLE             24,768,216


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